Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	847,600	847,600	847,600
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	7,261,072	6,646,432	12,206,768
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	2,161,392	1,937,065	1,339,621
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	13,870,535	12,130,033	16,769,906
US Warrants [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	0	0	2,065,070